Long-Term Incentive Plan (Equity-Based Incentive Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	$ 21,036	$ 17,710	$ 18,899
Allocation of LTIP expense on Consolidated Statements of Income	21,036	17,710	18,899
Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	693	686	828
Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	14,118	11,043	12,233
Equity Method [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	693	686	828
Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	6,918	6,667	6,666
G&A Expense [Member]
Long Term Incentive Plan [Line Items]
Allocation of LTIP expense on Consolidated Statements of Income	18,587	16,024	16,474
Operating Expenses [Member]
Long Term Incentive Plan [Line Items]
Allocation of LTIP expense on Consolidated Statements of Income	2,449	1,686	2,425
2007 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	6
2007 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	0
2007 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	6
2008 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	10,565
2008 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	6,763
2008 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	0	3,802
2009 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	8,682	4,989
2009 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	4,418	2,800
2009 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	0	4,264	2,189
2010 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	8,660	4,662	2,511
2010 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	4,937	3,100	1,842
2010 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	3,723	1,562	669
2011 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	7,156	3,680	0
2011 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	5,062	2,839	0
2011 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	2,094	841	0
2012 Awards [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	4,527	0	0
2012 Awards [Member] | Equity Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	3,426	0	0
2012 Awards [Member] | Liability Method [Member]
Long Term Incentive Plan [Line Items]
Equity-based incentive compensation expense	$ 1,101	$ 0	$ 0